Consolidated Statements of Loss and Comprehensive (Income) Loss - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Expenses
General and administrative	$ 1,301	$ 833
Interest	1,066	1,307
Foreign exchange (gain)		99
Foreign exchange loss	(144)
Stock compensation expense	683	440
Total operating expenses	3,194	2,481
Other Income
Loss on fair value derivatives & other instruments	0	8
Loss on partial settlement of Sprott Facility	147	99
Net finance income	(25)	(24)
Net Loss for the period	3,316	2,564
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	3,723	(3,150)
Comprehensive loss (income) for the period	7,039	(586)
Net Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	3,316	2,564
Loss (Gain)	3,316	2,564
Comprehensive (income) loss attributable to:
Shareholders of Platinum Group Metals Ltd.	7,039	(586)
Comprehensive loss (income) for the period	$ 7,039	$ (586)
Basic and diluted loss per common share	$ 0.04	$ 0.04
Weighted average number of common shares outstanding: Basic and diluted	76,873,323	66,548,894